SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Nov. 24, 2020 USD ($)	Oct. 16, 2020 USD ($)	Sep. 28, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 09, 2020 USD ($)	Feb. 21, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 17, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jun. 02, 2016 USD ($)
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 9,077								$ 7,083
Issued capital	122,642								116,846
Corporate borrowings	$ 9,077								$ 7,083
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings													$ 500
Annual Rate													4.25%
Corporate borrowings													$ 500
Annual Rate													4.25%
Unsecured Notes Due 2047 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings										$ 350	$ 550
Annual Rate											4.70%
Corporate borrowings										350	$ 550
Annual Rate											4.70%
Unsecured Notes Due 2028 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings										$ 650
Annual Rate										3.90%
Corporate borrowings										$ 650
Annual Rate										3.90%
Unsecured Notes Due 2029 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings										$ 1,000
Annual Rate										4.85%
Corporate borrowings										$ 1,000
Annual Rate										4.85%
Unsecured Notes Due 2030 [Domain] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 150	$ 600
Annual Rate						4.35%	4.35%
Corporate borrowings						$ 150	$ 600
Annual Rate						4.35%	4.35%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings												$ 750
Annual Rate												4.00%
Corporate borrowings												$ 750
Annual Rate												4.00%
Unsecured Notes Due 2050 [Member] | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings								$ 600
Annual Rate								3.45%
Corporate borrowings								$ 600
Annual Rate								3.45%
Unsecured Notes Due 2051 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 400	$ 500
Annual Rate				4.625%	3.50%
Corporate borrowings				$ 400	$ 500
Annual Rate				4.625%	3.50%
Perpetual Preferred Shares [Member] | Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Corporate borrowings			$ 230
Annual Rate			4.50%
Corporate borrowings			$ 230
Annual Rate			4.50%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital		$ 37